Taxes - Schedule of Taxes (Recoverable) Payable (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Taxes (Recoverable) Payable [Abstract]
VAT taxes recoverable	$ (1,807)	$ (1,115)
Corporate income tax recoverable	90	(149)
Other taxes payable	63	62
Total	$ (1,654)	$ (1,202)